Taxation - Reconciliation of weighted average statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Result before taxation	€ 7,772	€ 6,037	€ 17,358
Weighted average statutory tax rate	24.00%	22.70%	27.50%
Weighted average statutory tax amount	€ 1,864	€ 1,371	€ 4,770
Participation exemption	(87)	(43)	(64)
Other income not subject to tax	(64)	(68)	(40)
Expenses not deductible for tax purposes	424	398	403
Current tax from previously unrecognised amounts	(1)	1	10
State and local taxes	77	99	68
Adjustments to prior periods	(34)	(72)	(29)
Impact on deferred tax from change in tax rates	(1)	2	5
Deferred tax benefit from previously unrecognised amounts	(1)	(30)	(3)
Write-off/reversal of deferred tax assets	4	4	10
Effective tax amount	€ 2,181	€ 1,662	€ 5,130
Effective tax rate	28.10%	27.50%	29.60%